Document and Entity Information	Aug. 23, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000871763
Document Type	8-K
Document Period End Date	Aug. 23, 2021
Entity Registrant Name	MANPOWERGROUP INC.
Entity Incorporation State Country Code	WI
Entity File Number	1-10686
Entity Tax Identification Number	39-1672779
Entity Address, Address Line One	100 Manpower Place
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53212
City Area Code	(414)
Local Phone Number	961-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	MAN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false